Schedule of Investments (unaudited)
June 30, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
Ajax Mortgage Loan Trust
Series 2017-D, Class A, 3.75%, 12/25/57(a)(b)	USD	1,745	$ 1,745,442
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(c)		1,626	857,711
Series 2018-A, Class A, 3.85%, 04/25/58(a)(b)		1,894	1,799,219
Series 2018-A, Class B, 0.00%, 04/25/58(a)		594	283,332
Series 2018-B, Class A, 3.75%, 02/26/57(a)(b)		1,787	1,697,232
Series 2018-B, Class B, 0.00%, 02/26/57(a)		707	192,643
Series 2018-D, Class A, 3.75%, 08/25/58(a)(b)(c)		3,424	3,252,936
Series 2018-D, Class B, 0.00%, 08/25/58(a)(b)(c)		912	433,365
Series 2018-E, Class A, 4.38%, 06/25/58(a)(c)		3,575	3,613,128
Series 2018-E, Class B, 5.25%, 06/25/58(a)(b)(c)		367	369,668
Series 2018-E, Class C, 0.00%, 06/25/58(a)(c)		913	653,552
Series 2018-F, Class A, 4.38%, 11/25/58(a)(b)(c)		3,665	3,694,853
Series 2018-F, Class B, 5.25%, 11/25/58(a)(b)(c)		420	415,919
Series 2018-F, Class C, 0.00%, 11/25/58(a)		989	558,006
Series 2018-G, Class A, 4.38%, 06/25/57(a)(b)(c)		4,361	4,229,770
Series 2018-G, Class B, 5.25%, 06/25/57(a)(b)(c)		560	420,000
Series 2018-G, Class C, 0.00%, 06/25/57(a)(b)		1,431	1,399,747
Series 2019-A, Class A, 3.75%, 08/25/57(a)(c)		3,500	3,590,216
Series 2019-A, Class B, 5.25%, 08/25/57(a)(c)		350	253,795
Series 2019-A, Class C, 0.00%, 08/25/57(a)(b)		875	720,786
Series 2019-B, Class A, 3.75%, 01/25/59(a)(c)		3,330	3,420,540
Series 2019-B, Class B, 5.25%, 01/25/59(a)(b)(c)		409	306,750
Series 2019-B, Class C, 0.00%, 01/25/59(a)(b)		1,045	891,775
Series 2019-C, Class A, 3.95%, 10/25/58(a)(c)		3,502	3,494,826
Series 2019-E, Class A, 3.00%, 09/25/59(a)(d)		3,183	3,107,505
Series 2019-E, Class B, 4.88%, 09/25/59(a)(d)		350	291,458
Series 2019-E, Class C, 0.00%, 09/25/59(a)		827	387,127
Series 2019-G, Class A, 3.00%, 09/25/59(a)(d)		2,314	2,243,633
Series 2019-G, Class B, 4.25%, 09/25/59(a)(d)		224	181,364
Series 2019-G, Class C, 0.00%, 09/25/59(a)		573	415,335
Series 2019-H, Class A, 3.00%, 11/25/59(a)(d)		1,314	1,273,208
Series 2019-H, Class B, 4.25%, 11/25/59(a)(d)		140	113,353
Series 2019-H, Class C, 0.00%, 11/25/59(a)		358	273,380
Series 2020-A, Class A, 2.38%, 12/25/59(a)(d)		10,233	10,161,887
Series 2020-A, Class B, 3.50%, 12/25/59(a)(d)		999	988,893
Series 2020-A, Class C, 0.00%, 12/25/59(a)(b)		2,424	1,507,159
Allegro CLO II-S Ltd.
Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 2.19%, 10/21/28(a)(e)		2,000	1,957,889
Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 3.26%, 10/21/28(a)(e)		300	288,347
Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 4.11%, 10/21/28(a)(e)		750	675,484
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 2.27%, 01/17/31(a)(e)		1,000	976,023
ALM VII Ltd., Series 2012-7A, Class A1A2, (3 mo. LIBOR US + 1.17%), 2.39%, 07/15/29(a)(e)		1,000	984,307
ALM XVI Ltd./ALM XVI LLC
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.50%), 2.72%, 07/15/27(a)(e)		1,000	971,719
Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.70%), 3.92%, 07/15/27(a)(e)		1,000	938,086
ALM XVII Ltd., Series 2015-17A, Class BR, (3 mo. LIBOR US + 2.10%), 3.32%, 01/15/28(a)(e)		500	483,401
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.25%), 2.24%, 07/25/29(a)(e)		500	490,564
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.94%, 01/28/31(a)(e)		1,000	977,006
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 2.39%, 01/28/31(a)(e)		1,000	961,399
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.74%, 01/28/31(a)(e)	USD	500	$ 472,959
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.94%, 01/28/31(a)(e)		2,050	1,993,497
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 2.74%, 01/28/31(a)(e)		1,500	1,422,030
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 3.49%, 01/28/31(a)(e)		750	659,226
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 2.67%, 01/15/30(a)(e)		1,700	1,637,984
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 3.07%, 01/15/30(a)(e)		3,000	2,812,955
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 6.62%, 01/15/30(a)(e)		1,000	776,256
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 2.77%, 01/28/31(a)(e)		1,500	1,453,140
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 3.22%, 01/28/31(a)(e)		625	582,147
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 4.52%, 01/28/31(a)(e)		1,000	934,532
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.00%), 1.89%, 07/28/28(a)(e)		5,000	4,913,937
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.60%), 2.49%, 07/28/28(a)(e)		1,000	969,929
Series 2016-8A, Class CR, (3 mo. LIBOR US + 2.10%), 2.99%, 07/28/28(a)(e)		1,000	952,329
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 3.89%, 07/28/28(a)(e)		750	692,993
Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.75%), 6.64%, 07/28/28(a)(e)		2,060	1,663,119
Anchorage Capital CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 3.46%, 10/13/30(a)(e)		500	479,388
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 8.11%, 10/13/30(a)(e)		1,000	898,068
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 2.30%, 04/15/31(a)(e)		1,387	1,353,239
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 2.15%, 04/20/31(a)(e)		1,000	971,824
Apidos CLO XXI
Series 2015-21A, Class A1R, (3 mo. LIBOR US + 0.93%), 2.07%, 07/18/27(a)(e)		3,000	2,970,770
Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.20%), 6.34%, 07/18/27(a)(e)		500	392,574
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.25%), 6.24%, 07/25/30(a)(e)		500	388,209
Ares XLIII CLO Ltd., Series 2017-43A, Class E, (3 mo. LIBOR US + 6.47%), 7.69%, 10/15/29(a)(e)		750	622,585
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 2.39%, 10/15/30(a)(e)		600	588,444
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.48%), 0.66%, 05/25/35(e)		61	53,607
ASSURANT CLO III Ltd., Series 2018-2A, Class C, (3 mo. LIBOR US + 2.25%), 3.39%, 10/20/31(a)(e)		500	479,864
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.24%), 1.61%, 05/28/30(a)(e)		1,825	1,796,849

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Atrium XII, Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 1.93%, 04/22/27(a)(e)	USD	992	$ 980,880
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.05%), 1.59%, 08/05/27(a)(e)		1,500	1,485,401
Babson CLO Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 2.33%, 10/20/30(a)(e)		1,000	976,947
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class AR, (3 mo. LIBOR US + 1.14%), 2.36%, 01/15/29(a)(e)		3,400	3,314,995
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 2.22%, 07/19/31(a)(e)		1,000	975,314
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)		5,740	3,544,875
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 2.09%, 07/20/29(a)(e)		1,000	984,936
Battalion CLO VII Ltd.
Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.04%), 2.18%, 07/17/28(a)(e)		1,750	1,722,088
Series 2014-7A, Class BRR, (3 mo. LIBOR US + 2.50%), 3.64%, 07/17/28(a)(e)		750	730,609
Battalion CLO X Ltd., Series 2016-10A, Class DR, (3 mo. LIBOR US + 6.65%), 7.67%, 01/24/29(a)(e)		500	457,636
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 7.00%, 10/24/29(a)(e)		1,000	872,855
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 1.18%, 02/28/40(a)(e)		5,710	5,214,639
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 1.18%, 12/28/40(a)(e)		3,169	2,783,390
Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.93%), 1.11%, 12/28/40(a)(e)		2,773	2,287,382
BDS Ltd., Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.40%), 1.59%, 12/15/35(a)(e)		6,205	6,081,923
Bear Stearns Asset-Backed Securities I Trust
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 0.50%, 03/25/37(e)		800	565,263
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 0.33%, 03/25/37(e)		114	117,984
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 0.53%, 04/25/37(e)		309	251,432
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.20%), 1.39%, 01/25/36(e)		39	38,779
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (3 mo. LIBOR US + 1.25%), 2.39%, 01/20/29(a)(e)		500	493,139
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 2.23%, 04/20/31(a)(e)		1,000	965,051
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 2.24%, 01/20/31(a)(e)		900	877,469
Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.15%), 2.29%, 10/17/26(a)(e)		33	33,048
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 2.28%, 10/22/30(a)(e)		2,191	2,131,439
Series 2015-1A, Class D, (3 mo. LIBOR US + 5.45%), 6.76%, 04/13/27(a)(e)		250	189,116
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (1 mo. LIBOR US + 1.05%), 1.24%, 03/15/28(a)(e)		953	940,702
Security		Par (000)	Value
Asset-Backed Securities (continued)
Burnham Park CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.15%), 2.29%, 10/20/29(a)(e)	USD	4,000	$ 3,932,841
California Street CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.03%), 2.25%, 10/15/25(a)(e)		369	365,586
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 1.79%, 04/30/31(a)(e)		2,000	1,953,099
Carlyle Global Market Strategies CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 2.11%, 04/17/31(a)(e)		1,512	1,465,307
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.60%), 2.49%, 07/28/28(a)(e)		1,000	969,124
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.50%), 9.64%, 07/20/32(a)(e)		70	60,377
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.25%), 0.43%, 10/25/36(e)		1,989	1,649,922
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 0.34%, 10/25/36(e)		68	63,717
Series 2007-FRE1, Class A3, (1 mo. LIBOR US + 0.26%), 0.45%, 02/25/37(e)		2,200	1,974,125
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 2.39%, 07/20/30(a)(e)		1,500	1,485,480
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.23%), 2.37%, 10/17/29(a)(e)		2,500	2,458,659
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.70%), 2.84%, 10/17/29(a)(e)		500	484,207
Series 2018-6A, Class B1R, (3 mo. LIBOR US + 2.10%), 3.32%, 01/15/31(a)(e)		1,000	988,039
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 2.12%, 04/20/31(a)(e)		500	485,601
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 2.24%, 07/17/31(a)(e)		1,750	1,714,356
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.09%), 2.23%, 10/20/28(a)(e)		500	490,472
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.25%), 2.39%, 10/17/30(a)(e)		1,000	983,756
Cent CLO Ltd., Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.07%), 2.29%, 10/15/26(a)(e)		2,000	1,974,434
CIFC Funding Ltd.
Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 1.21%), 2.35%, 10/18/30(a)(e)		1,350	1,324,236
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 2.14%, 04/18/31(a)(e)		710	687,888
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 0.46%, 05/25/37(e)		16	12,047
Series 2007-WFH2, Class M3, (1 mo. LIBOR US + 0.47%), 0.65%, 03/25/37(e)		5,000	4,275,942
Series 2007-WFH4, Class M3A, (1 mo. LIBOR US + 2.50%), 2.68%, 07/25/37(e)		1,000	975,938
Clear Creek CLO
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 4.09%, 10/20/30(a)(e)		330	288,657
Series 2015-1A, Class ER, (3 mo. LIBOR US + 6.30%), 7.44%, 10/20/30(a)(e)		1,000	820,643

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(c)	USD	59	$ 59,135
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		1,189	1,133,176
Series 1998-8, Class M1, 6.98%, 09/01/30(c)		1,065	962,910
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		2,399	875,274
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		2,419	851,782
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.64%, 04/25/36(c)		1,687	1,620,281
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 0.34%, 09/25/46(e)		10	10,118
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 0.46%, 03/15/34(e)		36	33,353
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 02/15/28(a)		3,950	4,042,397
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.26%, 12/25/36(d)		20	18,869
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(d)		2,900	3,011,144
Series 2006-SL1, Class A3, (1 mo. LIBOR US + 0.44%), 0.63%, 09/25/36(a)(e)		6,183	660,632
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 0.49%, 12/15/33(a)(e)		30	28,413
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 0.38%, 05/15/35(a)(b)(e)		9	8,089
CWHEQ Revolving Home Equity Loan Trust
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 0.37%, 05/15/36(e)		2,256	2,143,398
Series 2006-G, Class 2A, (1 mo. LIBOR US + 0.15%), 0.34%, 10/15/36(e)		284	264,521
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 2.32%, 10/20/30(a)(e)		1,000	985,008
Dorchester Park CLO DAC
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.45%), 2.59%, 04/20/28(a)(e)		1,500	1,448,816
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.75%), 2.89%, 04/20/28(a)(e)		500	475,480
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 2.34%, 01/15/31(a)(e)		2,000	1,955,697
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.90%), 2.12%, 10/15/27(a)(e)		243	237,520
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 1.59%, 08/15/30(a)(e)		1,247	1,218,492
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)(c)		2,042	2,132,244
Elm CLO Ltd., Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.17%), 2.31%, 01/17/29(a)(e)		5,000	4,913,543
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 0.33%, 12/25/36(e)		604	343,947
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 0.34%, 12/25/36(e)		2,756	2,424,792
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.33%, 02/25/37(e)		2,490	1,898,166
Galaxy XXIII CLO Ltd., Series 2017-23A, Class A, (3 mo. LIBOR US + 1.28%), 2.30%, 04/24/29(a)(e)		4,000	3,938,509
Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XXIX CLO Ltd., Series 2018-29A, Class C, (3 mo. LIBOR US + 1.68%), 2.07%, 11/15/26(a)(e)	USD	2,150	$ 2,023,302
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.50%), 0.68%, 12/25/35(e)		15	15,007
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.32%), 0.50%, 11/25/36(e)		142	163,725
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 1.95%, 10/29/29(a)(e)		500	491,128
Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 6.50%, 10/29/29(a)(e)		750	604,487
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.35%), 0.53%, 12/25/35(e)		283	109,134
Series 2006-4, Class 1A1, 3.60%, 03/25/36(c)		1,062	826,237
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		27	7,921
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 0.39%, 01/25/47(e)		14	8,022
Series 2007-HS1, Class M5, (1 mo. LIBOR US + 2.25%), 2.43%, 02/25/47(e)		3,566	3,577,358
Series 2007-HS1, Class M7, (1 mo. LIBOR US + 2.25%), 2.43%, 02/25/47(e)		3,000	2,535,954
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.70%), 2.80%, 10/22/25(a)(e)		1,600	1,582,444
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.08%), 2.07%, 07/25/27(a)(e)		154	151,723
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.15%), 6.29%, 07/18/31(a)(e)		1,120	888,148
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 2.21%, 07/25/34(e)		28	27,377
HPS Loan Management Ltd.
Series 10A-16, Class A1R, (3 mo. LIBOR US + 1.14%), 2.28%, 01/20/28(a)(e)		5,000	4,885,762
Series 10A-16, Class C, (3 mo. LIBOR US + 3.65%), 4.79%, 01/20/28(a)(e)		500	460,417
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 2.28%, 10/19/28(a)(e)		1,150	1,132,641
Invitation Homes Trust
Series 2018-SFR2, Class E, (1 mo. LIBOR US + 2.00%), 2.19%, 06/17/37(a)(e)		2,000	1,933,564
Series 2018-SFR2, Class F, (1 mo. LIBOR US + 2.25%), 2.60%, 06/17/37(a)(e)		929	882,346
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.00%), 2.19%, 07/17/37(a)(e)		2,545	2,418,893
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (1 mo. LIBOR US + 0.80%), 0.99%, 07/25/36(e)		3,498	3,030,680
Kayne CLO II Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.24%), 2.46%, 10/15/31(a)(e)		1,000	988,019
KKR CLO 23 Ltd., Series 23, Class E, (3 mo. LIBOR US + 6.00%), 7.14%, 10/20/31(a)(e)		500	369,731
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 2.21%, 01/20/31(a)(e)		2,000	1,954,402
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 2.02%, 04/20/28(a)(e)		500	492,666

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Legacy Mortgage Asset Trust
Series 2018-SL1, Class A, 4.00%, 02/25/58(a)(c)	USD	2,258	$ 2,246,761
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)(c)		2,932	2,697,456
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(b)		638	113,653
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)(c)		600	474,000
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		907	776,658
Lendmark Funding Trust
Series 2018-2A, Class A, 4.23%, 04/20/27(a)		3,000	3,009,770
Series 2019-2A, Class A, 2.78%, 04/20/28(a)		3,720	3,720,282
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 1.32%, 05/15/28(a)(e)		2,390	2,369,095
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.18%), 0.36%, 03/25/46(e)		962	795,449
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.34%, 06/25/36(e)		3,848	2,093,626
Series 2006-7, Class 1A, (1 mo. LIBOR US + 0.16%), 0.34%, 08/25/36(e)		4,880	3,027,459
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.34%, 08/25/36(e)		7,044	3,490,227
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 0.42%, 08/25/36(e)		1,626	823,480
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.11%), 0.29%, 10/25/36(e)		7,165	3,162,470
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.34%, 10/25/36(e)		2,390	1,072,139
Series 2006-WL3, Class 2A4, (1 mo. LIBOR US + 0.30%), 0.48%, 01/25/36(e)		4,857	4,089,638
Madison Park Funding X Ltd.
Series 2012-10A, Class CR2, (3 mo. LIBOR US + 2.35%), 3.49%, 01/20/29(a)(e)		1,000	939,603
Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 7.54%, 01/20/29(a)(e)		500	422,688
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 2.09%, 04/19/30(a)(e)		940	915,567
Madison Park Funding XIX Ltd., Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 2.02%, 01/22/28(a)(e)		330	324,665
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.45%), 4.44%, 01/27/26(a)(e)		1,000	970,743
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.19%), 2.30%, 10/21/30(a)(e)		1,750	1,718,296
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.20%), 2.04%, 07/29/30(a)(e)		1,500	1,468,976
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 6.17%, 04/15/29(a)(e)		1,000	773,515
Series 2018-30X, Class E, (3 mo. LIBOR US + 4.95%), 6.17%, 04/15/29(e)		250	193,379
Mariner Finance Issuance Trust, Series 2019-AA, Class A, 2.96%, 07/20/32(a)		5,000	4,929,661
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.26%), 0.45%, 06/25/36(a)(e)		386	348,995
Series 2006-WMC2, Class A4, (1 mo. LIBOR US + 0.15%), 0.34%, 04/25/36(e)		3,992	1,490,583
Security		Par (000)	Value
Asset-Backed Securities (continued)
MASTR Asset-Backed Securities Trust
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 0.47%, 05/25/37(e)	USD	83	$ 65,023
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 0.45%, 06/25/46(a)(e)		27	24,827
MERIT Securities Corp., Series 13, Class M2, 7.33%, 12/28/33(d)		1,395	1,226,408
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 0.42%, 05/25/37(e)		2,254	1,556,849
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.45%, 08/25/37(e)		1,713	809,016
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 2.08%, 04/21/31(a)(e)		1,244	1,196,987
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(a)		1,951	2,033,054
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		3,359	3,393,287
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A2D, (1 mo. LIBOR US + 0.22%), 0.41%, 11/25/36(e)		6,586	3,784,765
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		2,011	2,080,708
Series 2019-1A, Class A, 4.37%, 12/21/43(a)		3,239	3,395,036
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		529	525,497
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 2.74%, 07/20/24(a)(e)		465	463,163
MP CLO VII Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 2.22%, 10/18/28(a)(e)		1,150	1,126,736
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)		2,000	2,105,628
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)		5,000	5,167,806
Series 2020-CA, Class A2B, (1 mo. LIBOR US + 1.60%), 1.79%, 11/15/68(a)(e)		4,100	4,107,119
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)(b)		2,590	2,733,227
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.80%), 2.02%, 01/15/28(a)(e)		517	506,565
Series 2015-20A, Class DR, (3 mo. LIBOR US + 2.40%), 3.62%, 01/15/28(a)(e)		1,000	892,146
Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.00%), 6.22%, 01/15/28(a)(e)		750	581,386
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 2.31%, 10/18/30(a)(e)		1,050	1,030,079
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 0.59%, 10/25/36(a)(e)		515	474,365
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(c)		37	25,319
Series 2002-A, Class M1, 7.76%, 03/15/32(c)		2,155	2,074,730
Series 2002-C, Class M1, 6.89%, 11/15/32(c)		2,447	2,119,930
OCP CLO Ltd.
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.12%), 2.26%, 10/18/28(a)(e)		2,915	2,872,616
Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.00%), 4.14%, 10/18/28(a)(e)		1,000	916,610

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 2.14%, 04/16/31(a)(e)	USD	2,000	$ 1,945,246
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.20%), 7.34%, 03/17/30(a)(e)		540	472,540
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 2.33%, 01/20/31(a)(e)		1,000	980,157
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.99%, 01/25/31(a)(e)		750	729,623
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 3.07%, 07/15/27(a)(e)		1,000	954,270
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (3 mo. LIBOR US + 1.13%), 2.35%, 03/20/25(a)(e)		84	83,937
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 3.30%), 4.44%, 10/20/25(a)(e)		750	723,104
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 8.26%, 01/21/30(a)(e)		1,000	902,482
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 1.40%, 05/23/31(a)(e)		770	749,489
OneMain Financial Issuance Trust
Series 2016-1A, Class B, 4.57%, 02/20/29(a)		1,552	1,553,925
Series 2019-1A, Class B, 3.79%, 02/14/31(a)		2,000	2,011,799
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		4,770	5,035,109
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(d)		4,306	4,039,845
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(d)		3,680	3,463,066
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 1.39%, 10/15/37(a)(b)(e)		3,288	3,131,848
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 3.80%, 01/22/29(a)(e)		1,070	1,051,129
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 2.35%, 10/22/30(a)(e)		496	481,225
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 2.80%, 10/22/30(a)(e)		500	479,350
OZLM Funding Ltd., Series 2012-1A, Class A1R2, (3 mo. LIBOR US + 1.23%), 2.33%, 07/22/29(a)(e)		496	486,241
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.20%), 3.34%, 10/17/29(a)(e)		500	477,163
OZLM XIV Ltd.
Series 2015-14A, Class A1AR, (3 mo. LIBOR US + 1.16%), 2.38%, 01/15/29(a)(e)		1,500	1,476,694
Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.70%), 2.92%, 01/15/29(a)(e)		4,000	3,887,093
Series 2015-14A, Class B1R, (3 mo. LIBOR US + 2.10%), 3.32%, 01/15/29(a)(e)		1,500	1,427,854
Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 4.22%, 01/15/29(a)(e)		1,000	895,427
OZLM XX Ltd., Series 2018-20A, Class D, (3 mo. LIBOR US + 5.80%), 6.94%, 04/20/31(a)(e)		1,000	721,543
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 2.27%, 01/17/31(a)(e)		1,000	978,944
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.65%), 3.79%, 01/17/31(a)(e)		400	354,244
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 3.89%, 07/20/30(a)(e)	USD	750	$ 665,686
Series 2015-2A, Class DR2, (3 mo. LIBOR US + 5.75%), 6.89%, 07/20/30(a)(e)		500	408,229
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 6.78%, 07/16/31(a)(e)		500	406,478
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, (3 mo. LIBOR US + 0.90%), 1.29%, 11/15/26(a)(e)		156	153,208
Series 2018-4A, Class B, (3 mo. LIBOR US + 1.90%), 2.29%, 11/15/26(a)(e)		1,000	955,574
Parallel Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.85%), 1.99%, 07/20/27(a)(e)		676	659,003
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 2.89%, 07/20/27(a)(e)		1,000	944,014
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 6.21%, 08/23/31(a)(e)		1,500	1,125,543
Series 2017-1A, Class D, (3 mo. LIBOR US + 6.22%), 6.64%, 11/14/29(a)(e)		2,250	1,942,360
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1 mo. LIBOR US + 0.36%), 0.54%, 05/25/36(e)		7,000	6,364,818
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL2, Class A1, 3.84%, 12/27/58(a)(d)		2,147	2,131,586
Progress Residential Trust
Series 2017-SFR1, Class A, 2.77%, 08/17/34(a)		1,434	1,456,121
Series 2018-SFR3, Class E, 4.87%, 10/17/35(a)		5,000	5,153,054
Series 2019-SFR3, Class E, 3.37%, 09/17/36(a)		3,000	3,008,678
Series 2019-SFR3, Class F, 3.87%, 09/17/36(a)		1,000	978,224
Series 2019-SFR4, Class E, 3.44%, 10/17/36(a)		3,000	2,945,805
Series 2019-SFR4, Class F, 3.68%, 10/17/36(a)		2,500	2,421,807
Regatta VI Funding Ltd.
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.08%), 2.22%, 07/20/28(a)(e)		350	344,364
Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.70%), 3.84%, 07/20/28(a)(e)		250	225,411
Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.00%), 6.14%, 07/20/28(a)(e)		500	414,068
Regional Management Issuance Trust, Series 2019-1, Class A, 3.05%, 11/15/28(a)		3,960	3,893,941
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(d)		2,387	2,496,236
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(a)		4,050	4,029,538
Riserva CLO Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.14%), 2.28%, 10/18/28(a)(e)		1,100	1,086,494
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.03%), 2.25%, 04/15/29(a)(e)		1,500	1,468,067
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 3.87%, 04/15/29(a)(e)		1,000	891,714
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 6.62%, 04/15/29(a)(e)		2,350	1,739,284
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 2.72%, 10/15/29(a)(e)		1,250	1,185,375
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 3.12%, 10/15/29(a)(e)		1,000	954,294

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 4.07%, 10/15/29(a)(e)	USD	1,000	$ 901,634
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 7.47%, 10/15/29(a)(e)		1,000	844,404
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 2.33%, 10/20/30(a)(e)		2,144	2,103,394
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.75%), 6.89%, 10/20/30(a)(e)		2,250	1,686,538
Series 2018-2A, Class E, (3 mo. LIBOR US + 6.00%), 7.14%, 10/20/31(a)(e)		1,000	741,979
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 2.17%, 04/20/31(a)(e)		1,250	1,214,658
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 2.31%, 01/15/30(a)(e)		1,000	976,012
Seneca Park CLO Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 3.50%), 4.64%, 07/17/26(a)(e)		250	237,534
SESAC Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(a)		2,134	2,191,468
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 2.34%, 07/15/30(a)(e)		1,000	976,636
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 2.38%, 07/20/30(a)(e)		1,500	1,475,662
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3 mo. LIBOR US + 0.31%), 0.62%, 12/15/38(e)		2,240	2,114,150
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.33%), 0.64%, 06/15/39(e)		1,662	1,558,850
Series 2005-B, Class B, (3 mo. LIBOR US + 0.40%), 0.71%, 06/15/39(e)		1,913	1,857,113
Series 2006-BW, Class A5, (3 mo. LIBOR US + 0.20%), 0.51%, 12/15/39(e)		2,861	2,722,646
SLM Private Education Loan Trust
Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.94%, 10/15/41(a)(e)		3,490	3,725,130
Series 2014-A, Class B, 3.50%, 11/15/44(a)		2,405	2,448,726
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(a)		2,365	2,459,500
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)		2,716	2,775,388
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.09%, 09/15/34(a)(e)		3,444	3,402,268
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)		1,693	1,743,369
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.75%), 0.94%, 10/15/35(a)(e)		2,780	2,752,570
Series 2018-A, Class A2B, (1 mo. LIBOR US + 0.80%), 0.99%, 02/15/36(a)(e)		5,039	4,937,023
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)		5,000	5,164,074
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)		1,160	1,205,077
Sound Point CLO XIV Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.15%), 2.19%, 01/23/29(a)(e)		3,250	3,201,374
Sound Point CLO XV Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.15%), 2.19%, 01/23/29(a)(e)		3,925	3,863,006
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 0.98%, 01/25/35(e)		128	118,553
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 05/27/36(a)		5,808	5,850,494
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 2.47%, 10/15/30(a)(e)		250	242,546
Security		Par (000)	Value
Asset-Backed Securities (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL1, Class A3, (1 mo. LIBOR US + 0.30%), 0.48%, 01/25/37(a)(e)	USD	1,600	$ 1,060,484
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(a)		2,280	2,230,333
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 2.10%, 04/15/28(a)(e)		1,000	981,478
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.20%), 1.59%, 11/18/30(a)(e)		1,000	981,100
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, (3 mo. LIBOR US + 3.40%), 4.54%, 10/20/26(a)(e)		1,000	941,937
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.05%), 2.27%, 07/15/28(a)(e)		2,000	1,966,563
TICP CLO VI Ltd.
Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.20%), 2.42%, 01/15/29(a)(e)		4,000	3,965,772
Series 2016-6A, Class ER, (3 mo. LIBOR US + 6.40%), 7.62%, 01/15/29(a)(e)		500	447,241
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 8.56%, 04/15/33(a)(e)		600	484,004
Towd Point Mortgage Trust
Series 2019-HY2, Class A1, (1 mo. LIBOR US + 1.00%), 1.19%, 05/25/58(a)(e)		3,315	3,295,207
Series 2019-SJ2, Class A2, 4.25%, 11/25/58(a)(c)		5,000	5,027,092
TRESTLES CLO Ltd., Series 2017-1A, Class A1A, (3 mo. LIBOR US + 1.29%), 2.28%, 07/25/29(a)(e)		350	344,943
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		2,000	2,042,892
Series 2019-SFR1, Class E, 3.40%, 03/17/38(a)		2,000	1,976,432
Trinitas CLO II Ltd., Series 2014-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 2.40%, 07/15/26(a)(e)		185	183,809
Venture XXIV CLO Ltd., Series 2016-24A, Class AR, (3 mo. LIBOR US + 1.18%), 2.32%, 10/20/28(a)(e)		1,000	982,342
Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, 3.97%, 02/25/49(a)(d)		3,421	3,436,712
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.27%), 2.41%, 09/15/30(a)(e)		1,000	979,899
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 0.97%), 1.96%, 04/25/31(a)(e)		1,000	969,984
Series 2014-3A, Class A1R, (3 mo. LIBOR US + 0.72%), 1.71%, 07/25/26(a)(e)		321	316,393
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.97%), 2.01%, 07/23/27(a)(e)		1,000	980,779
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 2.35%, 10/15/30(a)(e)		1,000	979,895
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.18%), 0.36%, 09/25/36(e)		260	112,244
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 0.34%, 10/25/36(e)		97	75,440
Wellfleet CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.15%), 2.26%, 04/20/29(a)(e)		1,500	1,469,406
Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.15%), 2.29%, 01/17/31(a)(e)		1,525	1,484,082
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 4.39%, 07/20/28(a)(e)		500	463,607

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
York CLO-2 Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 2.25%, 01/22/31(a)(e)	USD	1,220	$ 1,190,833
Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 6.75%, 01/22/31(a)(e)		1,000	745,735
York CLO-3 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.25%), 2.39%, 10/20/29(a)(e)		1,000	980,292
Total Asset-Backed Securities — 46.1% (Cost: $559,066,836)			534,313,474
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00%, (b)(f)(g)(h)		500	—
0.00%, (b)(f)(g)(h)		250	—
			—
Insurance — 0.0%
Ambac Assurance Corp., 5.10%(a)(h)		58	77,375
Ambac LSNI LLC, (3 mo. LIBOR US + 5.00%), 6.00%, 02/12/23(a)(e)		217	211,158
			288,533
Total Corporate Bonds — 0.0% (Cost: $289,047)			288,533
Floating Rate Loan Interests(b)(e)
Capital Markets — 0.3%
LSTAR Securities Financing Vehicle LLC, Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.17%, 05/02/22		3,024	2,933,402
Diversified Financial Services — 0.4%
Pretium Mortgage Credit Partners I LP, Term Loan B1, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.43%, 10/21/20		749	741,777
RNTR-1 LLC (AKA Seer Sylvan), Initial Term Loan, (1 mo. LIBOR US + 2.38%, 0.25% Floor), 2.68%, 12/20/21		3,951	3,861,678
			4,603,455
Thrifts & Mortgage Finance — 0.4%
Caliber Home Loans, Inc.
Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.18%, 04/24/21		1,280	1,273,557
Term Loan, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.43%, 04/24/21		1,411	1,403,898
Roundpoint Mortgage Servicing Corp., Closing Date Term Loan, (1 mo. LIBOR US + 3.38%, 0.00% Floor), 3.55%, 08/27/20		2,023	2,023,352
			4,700,807
Total Floating Rate Loan Interests(e) — 1.1% (Cost: $12,438,223)			12,237,664
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 10.8%
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 0.40%, 10/25/46(e)		126	78,949
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 2.42%, 11/25/46(e)	USD	1,068	$ 455,510
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 2.20%, 02/25/47(e)		39	21,152
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1, 3.63%, 03/25/49(a)(c)		2,956	3,028,449
APS Resecuritization Trust
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 3.03%, 09/27/46(a)(e)		406	401,276
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.60%), 2.78%, 04/27/47(a)(e)		72	71,339
ARI Investments LLC, Series 2017-1, Class A, 3.08%, 01/06/25(b)		571	542,258
Banc of America Alternative Loan Trust, Series 2006-4, Class 3CB1, (1 mo. LIBOR US + 0.80%), 0.99%, 05/25/46(e)		876	645,228
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)		348	76,165
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		449	422,275
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		2,014	1,934,108
BCAP LLC Trust, Series 2011-RR4, Class 3A6, 3.59%, 07/26/36(a)(c)		2,663	2,512,498
Bear Stearns Asset Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(d)		217	185,675
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 0.47%, 08/25/36(e)		1,213	1,184,300
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 0.35%, 03/25/37(e)		311	270,892
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.40%, 06/25/37(e)		29	26,262
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		11,437	7,803,991
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		3,112	2,736,477
Series 2008-2, Class 1A1, 6.50%, 06/25/38		460	397,234
Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(c)		3,669	3,881,822
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A5, 6.00%, 03/25/37		2,929	2,800,550
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 0.53%, 06/25/35(e)		1,502	1,155,113
Series 2005-51, Class 3A3A, (1 mo. LIBOR US + 0.64%), 0.83%, 11/20/35(e)		697	613,206
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 0.78%, 01/25/36(e)		510	452,331
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 2.50%, 02/25/36(e)		666	591,980
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		886	656,801
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.23%), 0.41%, 11/25/36(e)		160	120,091
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.25%), 0.43%, 07/25/46(e)		2,201	1,799,272
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,465	963,555
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		224	133,036

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.84%), 2.34%, 03/25/47(e)	USD	302	$ 240,359
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.40%), 1.59%, 08/25/35(e)		1,303	1,057,266
Series 2007-15, Class 2A2, 6.50%, 09/25/37		787	493,072
Series 2007-HYB1, Class 3A1, 3.46%, 03/25/37(c)		3,157	2,771,107
Credit Suisse Commercial Mortgage Trust
Series 2007-5, Class 1A11, 7.00%, 08/25/37(c)		2,185	1,712,623
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		39	21,335
Series 2009-5R, Class 4A4, 3.21%, 06/25/36(a)(c)		1,614	1,346,113
Series 2013-6, Class 2A3, 3.50%, 08/25/43(a)(c)		2,230	2,298,222
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 0.29%, 08/27/36(a)(e)		149	133,944
Series 2018-RPL8, Class A1, 4.13%, 07/25/58(a)(c)		3,737	3,825,703
Series 2019-JR1, Class A1, 4.10%, 09/27/66(a)(c)		3,484	3,495,382
Series 2019-RPL4, Class A1, 3.52%, 08/26/58(a)		3,695	3,772,955
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		25	23,118
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 3.50%, 03/25/36(e)		30	27,880
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(c)		3,509	3,587,266
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.35%), 0.53%, 03/25/35(a)(e)		80	71,641
Series 2005-RP3, Class 2A1, 3.93%, 09/25/35(a)(c)		4,895	4,580,143
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.35%), 0.53%, 01/25/36(a)(e)		63	50,825
Series 2006-RP2, Class 2A1, 4.14%, 04/25/36(a)(c)		3,327	3,055,218
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 3.74%, 04/25/36(c)		2,457	1,963,425
IndyMac Index Mortgage Loan Trust, Series 2007-AR19, Class 3A1, 3.54%, 09/25/37(c)		306	203,576
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.38%, 05/25/36(d)		4,313	3,947,834
JPMorgan Mortgage Trust, Series 2005-A4, Class B1, 3.33%, 07/25/35(c)		459	432,771
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.15%), 1.34%, 12/25/37(e)		48	43,502
LHOME Mortgage Trust, Series 2019-RTL2, Class A1, 3.84%, 03/25/24(a)		6,000	6,008,603
LSTAR Securities Investment Ltd., Series 2019-3, Class A1, (1 mo. LIBOR US + 1.50%), 1.67%, 04/01/24(a)(e)		3,961	3,925,732
LSTAR Securities Investment Trust, Series 2019-1, Class A1, (1 mo. LIBOR US + 1.70%), 1.87%, 03/01/24(a)(e)		2,837	2,859,868
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.35%, 05/25/36(a)(c)		1,592	1,486,729
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(c)		1,441	1,267,009
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
MCM Trust
Series 2018-NPL1, Class A, 4.00%, 05/28/58(a)	USD	399	$ 401,706
Series 2018-NPL1, Class B, 0.00%, 05/28/58(a)		1,669	1,158,982
Series 2018-NPL2, Class A, 4.00%, 10/25/28(a)(b)(d)		1,178	1,060,393
Series 2018-NPL2, Class B, 0.00%, 10/25/28(a)		2,433	725,789
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 0.51%, 04/16/36(a)(e)		350	302,467
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		3,083	3,292,477
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 0.61%, 06/25/37(e)		879	702,698
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(c)		2,924	3,042,257
RALI Trust, Series 2006-QO10, Class A1, (1 mo. LIBOR US + 0.16%), 0.34%, 01/25/37(e)		3,145	2,875,127
RCO V Mortgage LLC, Series 2019-1, Class A1, 3.72%, 05/24/24(a)(d)		4,221	4,229,990
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 0.52%, 06/25/35(a)(e)		131	121,771
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 0.59%, 09/25/35(a)(e)		916	792,028
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.40%, 05/25/46(e)		50	42,136
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.35%), 0.53%, 06/25/35(a)(e)		1,142	975,122
Series 2005-RF5, Class 2A, 3.94%, 07/25/35(a)(c)		3,182	3,013,560
SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.32%), 0.50%, 04/25/37(e)		70	69,317
Toorak Mortgage Corp. Ltd., Series 2019-2, Class A1, 3.72%, 09/25/22(d)		5,000	4,987,677
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36		344	337,291
Series 2006-4, Class 3A1, 6.50%, 05/25/36(d)		158	144,743
Series 2006-AR1, Class A1A, (1 mo. LIBOR US + 0.25%), 0.43%, 02/25/36(e)		1,841	1,467,399
Series 2007-HY1, Class A2A, (1 mo. LIBOR US + 0.16%), 0.34%, 02/25/37(e)		938	756,560
Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%), 1.99%, 05/25/47(e)		3,431	2,986,897
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.75%), 2.25%, 06/25/47(e)		744	663,681
			124,815,084
Commercial Mortgage-Backed Securities — 25.3%
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(a)		5,000	5,489,490
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(c)		369	345,621
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 1.07%, 09/15/34(a)(e)		5,000	4,960,204
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.30%, 09/15/34(a)(e)		1,705	1,611,465

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(a)	USD	500	$ 500,874
AOA Mortgage Trust, Series 2015-1177, Class D, 3.11%, 12/13/29(a)(c)		1,849	1,832,522
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 2.29%, 04/15/35(a)(e)		644	561,708
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, (1 mo. LIBOR US + 1.05%), 1.24%, 09/15/32(a)(e)		2,000	1,914,896
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(a)(c)		1,294	1,246,894
Series 2016-ISQ, Class E, 3.73%, 08/14/34(a)(c)		200	173,162
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.90%), 1.09%, 11/15/32(a)(e)		2,470	2,332,209
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.19%, 11/15/32(a)(e)		1,090	885,854
Bancorp Commercial Mortgage Trust
Series 2018-CR3, Class A, (1 mo. LIBOR US + 0.85%), 1.04%, 01/15/33(a)(e)		26	24,851
Series 2018-CRE4, Class A, (1 mo. LIBOR US + 0.90%), 1.09%, 09/15/35(a)(e)		1,917	1,844,173
BANK
Series 2019-BN19, Class C, 4.17%, 08/15/61(c)		895	800,848
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	3,316,630
Barclays Commercial Mortgage Trust
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.63%, 03/15/37(a)(e)		1,100	999,814
Series 2019-C3, Class D, 3.00%, 05/15/52(a)		3,014	1,850,770
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1 mo. LIBOR US + 0.27%), 0.46%, 04/25/36(a)(e)		4,283	3,764,438
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.36%), 0.54%, 04/25/36(a)(e)		24	20,894
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.46%, 07/25/37(a)(e)		52	45,960
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.45%), 0.63%, 09/25/37(a)(e)		4,198	3,759,041
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.00%), 1.19%, 10/25/37(a)(e)		1,354	1,345,208
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.69%, 12/25/37(a)(e)		4,500	4,064,353
BBCMS Mortgage Trust, Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(c)		1,000	679,637
BBCMS Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		495	518,059
Series 2019-CLP, Class D, (1 mo. LIBOR US + 1.73%), 1.91%, 12/15/31(a)(e)		304	296,556
Series 2019-CLP, Class E, (1 mo. LIBOR US + 2.11%), 2.30%, 12/15/31(a)(e)		550	501,387
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class B, 5.79%, 12/11/40(c)		876	875,846
Series 2005-PWR7, Class B, 5.21%, 02/11/41(c)		435	431,961
Benchmark Mortgage Trust
Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(a)(c)		349	350,504
Series 2019-B15, Class A5, 2.93%, 12/15/72		4,747	5,233,990
Series 2019-B15, Class B, 3.56%, 12/15/72		1,921	1,939,061
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.44%, 07/15/35(a)(e)		3,250	3,079,149
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)	USD	2,870	$ 3,074,445
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		250	252,190
BX Commercial Mortgage Trust
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.49%, 10/15/36(a)(e)		4,777	4,585,684
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.84%, 10/15/36(a)(e)		5,303	5,003,941
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.19%, 12/15/36(a)(e)		2,222	2,110,766
BX Trust
Series 2019-CALM, Class E, (1 mo. LIBOR US + 2.00%), 2.19%, 11/25/32(a)(e)		3,000	2,822,047
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		5,810	6,052,626
BXP Trust, Series 2017-GM, Class B, 3.54%, 06/13/39(a)(c)		265	285,595
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 1.94%, 12/15/37(a)(e)		1,000	964,931
Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.15%), 2.34%, 12/15/37(a)(e)		1,899	1,811,533
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65C, 4.12%, 05/15/52(a)(c)		1,000	922,701
CD Mortgage Trust, Series 2016-CD1, Class A3, 2.46%, 08/10/49		5,000	5,215,768
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class C, 6.29%, 04/15/44(a)(c)		1,000	1,018,475
Series 2016-C4, Class C, 5.04%, 05/10/58(b)(c)		130	125,541
Series 2018-TAN, Class B, 4.69%, 02/15/33(a)		1,081	1,079,173
Series 2018-TAN, Class C, 5.30%, 02/15/33(a)		1,050	1,001,978
CFK Trust
Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(c)		2,500	2,567,235
Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(c)		2,500	2,471,658
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.60%), 1.79%, 07/15/32(a)(e)		1,882	1,855,355
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.15%), 2.34%, 07/15/32(a)(e)		1,178	1,150,060
CHT Mortgage Trust, Series 2017-CSMO, Class A, (1 mo. LIBOR US + 0.93%), 1.12%, 11/15/36(a)(e)		230	219,917
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.64%, 05/10/35(a)(c)		100	100,205
Series 2015-GC27, Class C, 4.57%, 02/10/48(c)		650	612,250
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,862,976
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(c)		259	142,638
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	6,723,803
Series 2019-PRM, Class E, 4.89%, 05/10/36(a)(c)		3,000	2,931,545
Series 2019-SMRT, Class A, 4.15%, 01/10/36(a)		2,000	2,151,701
Series 2019-SMRT, Class D, 4.90%, 01/10/36(a)(c)		3,000	3,055,475
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class AM, 5.65%, 10/15/48		769	787,210
Series 2017-CD4, Class A4, 3.51%, 05/10/50(c)		3,300	3,670,683
Commercial Mortgage Trust
Series 2005-C6, Class F, 5.92%, 06/10/44(a)(c)		401	400,690
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)		1,000	984,494
Series 2013-GAM, Class B, 3.53%, 02/10/28(a)(c)		1,500	1,464,583
Series 2013-WWP, Class D, 3.90%, 03/10/31(a)		110	118,119
Series 2014-CR15, Class A2, 2.93%, 02/10/47		1,604	1,608,746
Series 2014-UBS4, Class C, 4.80%, 08/10/47(c)		770	721,009
Series 2015-CR22, Class A2, 2.86%, 03/10/48		1,082	1,081,579

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2015-CR23, Class A4, 3.50%, 05/10/48(b)	USD	2,000	$ 2,138,488
Series 2015-CR26, Class A4, 3.63%, 10/10/48		3,535	3,894,931
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)		137	101,326
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(c)		500	469,208
Credit Suisse Commercial Mortgage Trust, Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 1.14%, 12/15/30(a)(e)		240	226,833
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class C, 5.09%, 01/15/49(c)		10	9,233
Series 2018-C14, Class A4, 4.42%, 11/15/51(c)		4,219	4,963,913
Series 2018-CX12, Class A4, 4.22%, 08/15/51(c)		2,380	2,760,849
Series 2019-C15, Class D, 3.00%, 03/15/52(a)		93	63,015
Series 2019-C16, Class A3, 3.33%, 06/15/52		2,000	2,219,515
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		2,000	1,696,720
Series 2019-C17, Class D, 2.50%, 09/15/52(a)		1,249	829,748
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(a)(c)		160	114,865
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(a)		2,670	2,863,165
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(b)(c)		990	943,539
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(c)		600	578,295
FREMF Mortgage Trust
Series 2017-K64, Class B, 4.12%, 05/25/50(a)(b)(c)		990	1,081,476
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(c)		2,150	2,369,019
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.90%), 1.09%, 11/21/35(a)(e)		720	708,847
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(a)(c)		540	520,454
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)		4,100	4,795,233
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class A, (1 mo. LIBOR US + 0.70%), 0.89%, 07/15/32(a)(e)		1,000	991,245
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.80%), 2.15%, 07/15/32(a)(e)		337	325,644
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.50%), 2.85%, 07/15/32(a)(e)		70	66,573
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.20%), 1.39%, 06/15/38(a)(e)		1,461	1,395,158
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.57%, 07/10/48(c)		800	729,762
Series 2015-GC32, Class D, 3.35%, 07/10/48		93	52,899
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	2,224,590
Series 2019-GSA1, Class C, 3.93%, 11/10/52(c)		5,000	4,454,553
GSCG Trust
Series 2019-600C, Class A, 2.94%, 09/06/34(a)		5,000	5,105,860
Series 2019-600C, Class F, 4.12%, 09/06/34(a)(c)		2,000	1,808,761
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.56%, 07/10/39(a)(c)		2,000	1,885,125
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(c)		1,190	893,788
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.06%, 11/13/52		1,968	2,169,102
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.89%, 01/15/49(c)		315	289,452
Series 2015-UES, Class D, 3.74%, 09/05/32(a)(c)		811	802,758
Series 2015-UES, Class E, 3.74%, 09/05/32(a)(c)		450	443,147
Series 2016-JP2, Class A4, 2.82%, 08/15/49		779	829,323
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(c)		2,371	2,493,975
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-FL10, Class E, (1 mo. LIBOR US + 3.90%), 4.09%, 06/15/32(a)(e)	USD	330	$ 304,390
Series 2017-JP5, Class D, 4.78%, 03/15/50(a)(b)(c)		1,240	859,196
Series 2018-PHH, Class A, (1 mo. LIBOR US + 0.91%), 1.10%, 06/15/35(a)(e)		4,845	4,515,069
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(a)		950	878,569
Series 2019-COR5, Class C, 3.75%, 06/13/52		1,030	824,576
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 1.99%, 05/15/36(a)(e)		1,159	1,114,329
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class A, 3.39%, 05/15/31(a)		1,000	1,002,666
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 0.43%, 03/25/37(a)(e)		186	174,116
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.29%, 07/15/50(a)(c)		433	330,308
Series 2015-C25, Class A5, 3.64%, 10/15/48		1,455	1,594,259
Series 2015-C26, Class C, 4.55%, 10/15/48(c)		1,000	933,984
Series 2015-C26, Class D, 3.06%, 10/15/48(a)(b)		278	206,498
Morgan Stanley Capital I Trust
Series 2014-CPT, Class E, 3.56%, 07/13/29(a)(c)		500	510,096
Series 2014-CPT, Class F, 3.56%, 07/13/29(a)(c)		100	102,019
Series 2014-CPT, Class G, 3.56%, 07/13/29(a)(c)		100	102,019
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)		2,000	2,205,562
Series 2017-CLS, Class A, (1 mo. LIBOR US + 0.70%), 0.89%, 11/15/34(a)(e)		4,330	4,301,193
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 2.79%, 11/15/34(a)(e)		843	816,677
Series 2017-H1, Class C, 4.28%, 06/15/50(c)		829	749,754
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		1,010	655,540
Series 2017-HR2, Class D, 2.73%, 12/15/50(b)		160	128,144
Series 2018-H3, Class C, 5.01%, 07/15/51(c)		450	451,361
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(c)		3,030	2,179,857
Series 2018-SUN, Class D, (1 mo. LIBOR US + 1.65%), 1.84%, 07/15/35(a)(e)		1,000	904,876
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.74%, 07/15/35(a)(e)		335	293,072
Series 2019-AGLN, Class D, (1 mo. LIBOR US + 1.75%), 1.94%, 03/15/34(a)(e)		250	215,278
Series 2019-AGLN, Class F, (1 mo. LIBOR US + 2.60%), 2.79%, 03/15/34(a)(e)		260	204,635
Series 2019-H6, Class A4, 3.42%, 06/15/52		1,155	1,301,037
Series 2019-H7, Class A4, 3.26%, 07/15/52		2,932	3,276,672
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	4,111,963
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		3,000	1,857,654
Morgan Stanley Mortgage Capital Trust, Series 2017-237P, Class A, 3.40%, 09/13/39(a)		5,400	5,725,157
Natixis Commercial Mortgage Securities Trust
Series 2017-75B, Class A, 3.86%, 04/10/37(a)		1,850	2,005,664
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.53%, 06/15/35(a)(e)		598	556,005
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(a)		4,200	4,500,275
Series 2017-OT, Class D, 4.08%, 05/10/39(a)(c)		1,080	1,009,915
Series 2017-OT, Class E, 4.08%, 05/10/39(a)(c)		498	426,975
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		3,442	3,642,141
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, (1 mo. LIBOR US + 0.95%), 1.94%, 06/15/33(a)(e)		3,805	3,728,901

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(c)	USD	2,000	$ 1,840,690
U.S., Series 2018-USDC, Class E, 4.64%, 05/13/38(a)(c)		1,010	842,705
Velocity Commercial Capital Loan Trust
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(c)		2,859	2,701,538
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(c)		1,126	1,032,672
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(c)		3,259	2,829,364
VNDO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, 12/13/29(a)(c)		500	491,049
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class D, 5.14%, 01/15/59(c)		750	545,552
Series 2017-C39, Class C, 4.12%, 09/15/50		3,000	2,724,027
Series 2017-C39, Class D, 4.50%, 09/15/50(a)(c)		750	527,209
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 1.04%, 12/13/31(a)(e)		846	801,385
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(c)		5,000	5,514,985
Series 2018-C44, Class A5, 4.21%, 05/15/51		5,198	6,064,995
Series 2018-C44, Class C, 5.00%, 05/15/51(c)		1,484	1,383,635
Series 2018-C44, Class D, 3.00%, 05/15/51(a)		317	197,342
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	4,358,226
Series 2018-C47, Class A4, 4.44%, 09/15/61		3,787	4,500,796
Series 2019-C49, Class A5, 4.02%, 03/15/52		2,796	3,257,860
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	1,087,760
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 2.28%, 02/15/37(a)(e)		1,000	822,890
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.93%, 02/15/37(a)(e)		2,000	1,608,701
			293,751,524
Interest Only Collateralized Mortgage Obligations — 0.3%
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.17%, 02/25/38(a)(c)		11,367	3,906,597
Interest Only Commercial Mortgage-Backed Securities — 2.5%
B2R Mortgage Trust, Series 2015-2, Class XA, 2.63%, 11/15/48(a)(c)		1,350	2,836
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, 1.44%, 02/15/50(a)(c)		10,000	701,700
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class XFCP, 0.00%, 11/15/19(a)(c)		95,950	960
Series 2017-SCH, Class XLCP, 0.00%, 11/15/19(a)(c)		56,050	561
BANK
Series 2019-BN22, Class XA, 0.72%, 11/15/62(c)		39,105	1,833,807
Series 2019-BN22, Class XB, 0.24%, 11/15/62(c)		85,561	1,142,171
BBCMS Trust, Series 2015-SRCH, Class XB, 0.30%, 08/10/35(a)(c)		12,500	170,625
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.21%, 08/15/52(c)		38,536	2,533,553
Series 2019-B9, Class XA, 1.21%, 03/15/52(c)		24,903	1,745,788
Series 2020-B17, Class XB, 0.65%, 03/15/53(b)(c)		17,599	733,878
BX Commercial Mortgage Trust, Series 2018-IND, Class XCP, 0.00%, 11/15/35(a)(c)		539,637	10,955
CFK Trust, Series 2019-FAX, Class XA, 0.23%, 01/15/39(a)(b)(c)		62,648	1,284,279
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class X, 0.67%, 01/10/36(a)(c)		80,300	1,431,637
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.77%, 08/15/57(c)		41,077	1,757,167
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.73%, 06/15/52(c)	USD	13,205	$ 1,368,857
Series 2019-C17, Class XA, 1.51%, 09/15/52(c)		14,956	1,369,111
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		11,214	617,891
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.40%, 05/03/32(a)(c)		144,016	1,845,133
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.22%, 04/10/47(c)		644	16,344
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		8,570	336,895
Series 2017-C5, Class XB, 0.44%, 03/15/50(c)		30,000	612,600
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		17,400	671,059
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.15%, 03/10/50(a)(c)		11,369	398,650
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.36%, 12/15/47(a)(c)		220	10,199
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.36%, 06/15/50(a)(c)		8,625	1,054,061
Series 2019-L2, Class XA, 1.19%, 03/15/52(c)		11,281	794,084
Natixis Commercial Mortgage Securities Trust, Series 2019-NEMA, Class X, 0.66%, 02/15/39(a)(c)		41,770	1,701,960
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(c)		28,100	694,070
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32(a)(c)		110,000	265,100
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(a)(b)(c)		22,000	220
U.S., Series 2018-USDC, Class X, 0.47%, 05/13/38(a)(c)		103,122	2,620,969
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.64%, 10/15/52(c)		9,239	929,852
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.63%, 04/15/50(c)		7,000	144,152
Series 2016-BNK1, Class XD, 1.40%, 08/15/49(a)(c)		1,000	63,990
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.19%, 08/15/47(c)		8,628	282,458
			29,147,572
Total Non-Agency Mortgage-Backed Securities — 38.9% (Cost: $463,658,480)			451,620,777
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.6%
Fannie Mae
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.18%, 10/25/29(e)		106	106,772
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.00%), 4.18%, 05/25/30(e)		2,000	1,991,294
Freddie Mac
Series 2016-DNA4, Class M3, (1 mo. LIBOR US + 3.80%), 3.99%, 03/25/29(e)		2,000	2,020,040
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 3.64%, 10/25/29(e)		250	253,365

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 2.68%, 03/25/30(e)	USD	2,494	$ 2,505,822
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.80%), 1.98%, 07/25/30(e)		196	192,107
			7,069,400
Commercial Mortgage-Backed Securities — 0.8%
Freddie Mac
Series K087, Class A2, 3.77%, 12/25/28		2,951	3,542,096
Series K090, Class A2, 3.42%, 02/25/29		3,000	3,529,444
Series KL4F, Class A2AS, 3.68%, 10/25/25(c)		1,789	2,043,675
			9,115,215
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Freddie Mac, Series KL05, Class X1P, 1.02%, 06/25/29(c)		26,000	1,738,677
Ginnie Mae
Series 2016-128, Class IO, 0.95%, 09/16/56(c)		5,480	359,255
Series 2016-36, Class IO, 0.87%, 08/16/57(c)		15,138	862,596
Series 2017-24, Class IO, 0.84%, 12/16/56(c)		34,320	1,751,321
			4,711,849
Total U.S. Government Sponsored Agency Securities — 1.8% (Cost: $21,019,646)			20,896,464
Total Long-Term Investments — 87.9% (Cost: $1,056,472,232)			1,019,356,912
Security	Shares	Value
Short-Term Securities(i)
Money Market Funds — 7.3%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.08%	85,057,747	$ 85,057,747
Total Short-Term Securities — 7.3% (Cost: $85,057,748)		85,057,747
Total Investments — 95.2% (Cost: $1,141,529,980)		1,104,414,659
Other Assets Less Liabilities — 4.8%		55,318,810
Net Assets — 100.0%		$ 1,159,733,469
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Perpetual security with no stated maturity date.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
ABS	Asset-Backed Security
AKA	Also Known As
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
OTC	Over-the-Counter
REMIC	Real Estate Mortgage Investment Conduit

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series A Portfolio
Derivative Financial Instruments Outstanding as of Period End
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	140	$ 27,147	$ 4,791	$ 22,356
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	53	10,277	4,157	6,120
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	27	5,236	1,513	3,723
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	203	(1,150)	38	(1,188)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	491	(2,783)	(342)	(2,441)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	40	12,496	2,439	10,057
							$ 51,223	$ 12,596	$ 38,627
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	1,213	$ (235,208)	$ (146,688)	$ (88,520)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(199,530)	(84,499)	(115,031)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(99,765)	(50,964)	(48,801)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BBB	USD	40	(12,497)	(3,043)	(9,454)
								$ (547,000)	$ (285,194)	$ (261,806)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series A Portfolio
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 501,412,869	$ 32,900,605	$ 534,313,474
Corporate Bonds	—	288,533	—	288,533
Floating Rate Loan Interests	—	—	12,237,664	12,237,664
Non-Agency Mortgage-Backed Securities	—	442,516,867	9,103,910	451,620,777
U.S. Government Sponsored Agency Securities	—	20,896,464	—	20,896,464
Short-Term Securities
Money Market Funds	85,057,747	—	—	85,057,747
	$ 85,057,747	$ 965,114,733	$ 54,242,179	$ 1,104,414,659
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 42,256	$ —	$ 42,256
Liabilities
Credit Contracts	—	(265,435)	—	(265,435)
	$ —	$ (223,179)	$ —	$ (223,179)
The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Floating Rate Loan Interests	Non Agency Mortgage-Backed Securities	Total
Assets
Opening Balance, as of April 1, 2020	$44,921,384	$16,168,354	$4,386,738	$65,476,476
Transfers into Level 3	2,706,831	—	6,009,553	8,716,384
Transfers out of Level 3(a)	(14,602,376)	—	(1,069,065)	(15,671,441)
Accrued discounts/premiums	12,660	—	(29,112)	(16,452)
Net realized gain (loss)	22,169	—	1,788	23,957
Net change in unrealized appreciation (depreciation)(b)	1,027,902	(179,470)	1,010	849,442
Purchases	—	—	—	—
Sales	(1,187,965)	(3,751,220)	(197,002)	(5,136,187)
Closing Balance, as of June 30, 2020	$32,900,605	$12,237,664	$9,103,910	$54,242,179
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2020(b)	$1,027,902	$(179,470)	$1,010	$849,442
(a)	As of April 1, 2020, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2020, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.